Principal accounting policies - Cash, cash equivalents and restricted cash (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Restricted cash, current	$ 23,852,000	$ 0
Net decrease in cash and cash equivalents and restricted cash in the consolidated statements of cash flows	$ 21,272,000	$ 20,754,000	$ (13,500,000)
ASU 2016-18 | Proforma Adjustment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Decrease in restricted cash			(5,234,000)
Net decrease in cash and cash equivalents and restricted cash in the consolidated statements of cash flows			$ (5,234,000)